FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Past Due But Not Impaired - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Zero to Thirty Days [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Past Due But Not Impaired [Line Items]
Loans And advances to banks	£ 6	£ 14
Loans and advances to customers	3,761	3,989
Thirty to Sixty Days [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Past Due But Not Impaired [Line Items]
Loans and advances to customers	1,236	1,685
Sixty to Ninety Days [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Past Due But Not Impaired [Line Items]
Loans and advances to customers	801	1,061
Ninety to One Hundred Eighty Days [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Past Due But Not Impaired [Line Items]
Loans and advances to customers	988	1,255
Over One Hundred Eighty Days [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Past Due But Not Impaired [Line Items]
Loans and advances to customers	69	41
Financial assets past due but not impaired [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Past Due But Not Impaired [Line Items]
Loans And advances to banks	6	14
Loans and advances to customers	6,855	8,031
Retail - Mortgages [Member] | Zero to Thirty Days [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Past Due But Not Impaired [Line Items]
Loans and advances to customers	3,057	3,547
Retail - Mortgages [Member] | Thirty to Sixty Days [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Past Due But Not Impaired [Line Items]
Loans and advances to customers	1,115	1,573
Retail - Mortgages [Member] | Sixty to Ninety Days [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Past Due But Not Impaired [Line Items]
Loans and advances to customers	785	985
Retail - Mortgages [Member] | Ninety to One Hundred Eighty Days [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Past Due But Not Impaired [Line Items]
Loans and advances to customers	977	1,235
Retail - Mortgages [Member] | Financial assets past due but not impaired [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Past Due But Not Impaired [Line Items]
Loans and advances to customers	5,934	7,340
Retail - Other [Member] | Zero to Thirty Days [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Past Due But Not Impaired [Line Items]
Loans and advances to customers	458	285
Retail - Other [Member] | Thirty to Sixty Days [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Past Due But Not Impaired [Line Items]
Loans and advances to customers	111	75
Retail - Other [Member] | Sixty to Ninety Days [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Past Due But Not Impaired [Line Items]
Loans and advances to customers	3	2
Retail - Other [Member] | Ninety to One Hundred Eighty Days [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Past Due But Not Impaired [Line Items]
Loans and advances to customers	3	6
Retail - Other [Member] | Over One Hundred Eighty Days [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Past Due But Not Impaired [Line Items]
Loans and advances to customers	10	18
Retail - Other [Member] | Financial assets past due but not impaired [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Past Due But Not Impaired [Line Items]
Loans and advances to customers	585	386
Commercial [Member] | Zero to Thirty Days [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Past Due But Not Impaired [Line Items]
Loans and advances to customers	246	157
Commercial [Member] | Thirty to Sixty Days [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Past Due But Not Impaired [Line Items]
Loans and advances to customers	10	37
Commercial [Member] | Sixty to Ninety Days [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Past Due But Not Impaired [Line Items]
Loans and advances to customers	13	74
Commercial [Member] | Ninety to One Hundred Eighty Days [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Past Due But Not Impaired [Line Items]
Loans and advances to customers	8	14
Commercial [Member] | Over One Hundred Eighty Days [Member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Past Due But Not Impaired [Line Items]
Loans and advances to customers	59	23
Commercial [Member] | Financial assets past due but not impaired [member]
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Loans and Advances Which Are Past Due But Not Impaired [Line Items]
Loans and advances to customers	£ 336	£ 305